General and Administrative Expenses	12 Months Ended
Dec. 31, 2024
General and Administrative Expenses [Abstract]
General and Administrative Expenses

Note 12 - General and Administrative Expenses

	For the year ended December 31,
	2024	2023	2022
	U.S. dollars in thousands
Professional services	$1,998	$1,486	$1,085
Share-based compensation	364	962	1,158
Salaries and social benefits (*)	865	1,011	1,014
Insurance	309	511	1,174
Traveling abroad	134	164	165
Others	534	641	371
	$4,204	$4,775	$4,967

(*)	During 2024, 2023 and 2022, the Company paid to pension funds and to insurance companies an amount of $115 thousand, $104 thousand and $85 thousand which are included in Company’s salary expenses under research and development and general and administrative expenses, respectively.